NOTES RECEIVABLE (Details) - USD ($)			12 Months Ended
	Dec. 01, 2019	Jun. 06, 2018	Dec. 31, 2020	Dec. 31, 2019	May 30, 2019	Mar. 31, 2019	Jan. 19, 2019	Jan. 03, 2019	Dec. 13, 2018
NOTES RECEIVABLE
Bad debt expense	$ 30,000		$ 140,465	$ 103,182
Less: Current portion			$ (350,000)	(375,000)
Long-term portion				$ 93,333
CCR Note
NOTES RECEIVABLE
Loan amount						$ 375,000
Interest rate, percentage			18.00%			12.00%
Aggregate principal amount					$ 375,000
Amount outstanding			$ 375,000
Proceeds from loan origination fee			15,000
BB Note
NOTES RECEIVABLE
Interest rate, percentage								11.00%
Aggregate principal amount								$ 100,000
BRB Realty [Member]
NOTES RECEIVABLE
Interest rate, percentage		15.00%					13.00%		13.00%
Aggregate principal amount							$ 250,000		$ 50,000
Debt instrument, decrease, forgiven amount	$ 30,000
Origination fee for loan		$ 5,000
CCR Note
NOTES RECEIVABLE
Payment of interest and principal			$ 200,000